Document and Entity Information	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	DEFA14A
Entity Registrant Name	Apple Hospitality REIT, Inc.
Amendment Flag	false
Entity Central Index Key	0001418121